Goodwill (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill, Impairment Loss	$ 29,055	$ 0	$ 0
New Car Business [Member]
Goodwill, Impairment Loss	25,804
Sindeo Business [Member]
Goodwill, Impairment Loss	$ 3,251